Insurance Contracts - Summary of amounts related to the time value of money and the company's share of financial risk that were not recognized in the contractual service margin (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2025 KRW (₩)
Summary Of Amounts Related To The Time Value Of Money And The Company Share Of Financial Risk That Were Not Recognized In The Contractual Service Margin [Abstract]
Amounts not recognized as contractual service margin	₩ 50,448